Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000009554 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.37%
C000009554 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000009554 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.56%
C000009554 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000009554 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
C000009553 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.37%
C000009553 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000009553 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.56%
C000009553 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000009553 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%